Summary Prospectus	June 29, 2010

Invesco Tax-Free Intermediate Fund

Class: A (ATFAX), A2 (AITFX), Y (ATFYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 29, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is federal tax-exempt current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	A2	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	1.00%	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	A2	Y

Management Fees	0.27%	0.27%	0.27%

Distribution and/or Service (12b-1) Fees	0.25	None	None

Other Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.63	0.38	0.38

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$313	$447	$592	$1,017

Class A2	138	221	311	576

Class Y	39	122	213	480

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in municipal debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. At the present time, the Fund will not invest in municipal debt securities if the interest on such securities is subject to the federal alternative minimum tax.

The Fund invests primarily in municipal debt securities, which include revenue bonds and general obligation bonds.

In complying with this 80% investment requirement, the Fund’s investments may also include derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments.

Municipal debt securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal debt securities.

The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and ten years.

At least 80% of the Fund’s total assets will normally be invested in municipal debt securities that are determined to be of investment grade quality, because they meet one of the following credit quality criteria at the time of purchase: (1) securities rated within the four highest ratings for

1        Invesco Tax-Free Intermediate Fund

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long-term municipal obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO); (2) (a) securities rated within the three highest ratings for short-term municipal obligations by Moody’s, or (b) securities rated within the two highest ratings for short-term municipal obligations by S&P, or (c) securities deemed by the portfolio managers to be of comparable quality to the securities set forth in 2(a) or 2(b); (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if (a) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (b) they are deemed by the portfolio managers to be of comparable quality.

Up to 20% of the Fund’s total assets may be invested in municipal debt securities that are determined to be below investment grade quality because they are rated BB or lower by an NRSRO, or are determined by a portfolio manager to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.”

The portfolio managers generally take a buy and hold approach while focusing on municipal securities they believe have favorable prospects for high current income exempt from Federal taxes. While the managers actively manage the Funds capital gains and losses to minimize taxable income to shareholders, there is a possibility of capital gains or losses.

In selecting securities for the Fund’s portfolio, the portfolio managers generally favor high quality securities whose revenue stream is tied to specific projects and they believe make good economic and business sense. Prior to investing in a municipal security, the portfolio managers, and/or Fund analysts assess the credit worthiness of individual securities based upon financial characteristics and covenants of the issues. Geographic considerations are evaluated to assess the potential for future tax and revenue streams for the municipality or taxing authority backing the bond.

Portfolio Managers intend to purchase and hold municipal bonds to maturity to avoid selling-related capital gains. But there are times when we will sell securities based on factors such as; (i) degradation of credit quality; (ii) a conscious decision to shorten or lengthen the Fund’s duration; (iii) limiting or reducing exposure to a particular sector or issuer.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A2 Shares year-to-date (ended March 31, 2010): 0.97%
Best Quarter (ended September 30, 2009): 4.83%
Worst Quarter (ended June 30, 2004): -1.90%

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Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Class A2: Inception (5/11/1987)
Before Taxes	8.92%	3.72%	4.67%
After Taxes on Distributions	8.92	3.68	4.65
Return After Taxes on Distributions and Sale of Fund Shares	7.24	3.77	4.62

Class A1: Inception (10/31/2002)	7.03	3.14	4.19

Class Y2: Inception (10/3/2008)	9.96	3.91	4.77

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91	4.32	5.75

BofA Merrill Lynch 3-7 Year Municipal Index (reflects no deduction for fees, expenses or taxes)	7.16	4.59	5.42

Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for fees, expenses or taxes)	11.36	3.54	4.66

1	Class A shares performance shown prior to the inception date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 shares performance reflects any applicable fee waivers or expense reimbursements.
2	Class Y shares performance shown prior to the inception date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service

Richard Berry	Senior Portfolio Manager	1987

Stephen Turman	Senior Portfolio Manager	1988

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Tax-Free Intermediate Fund

invesco.com  TFI-SUMPRO-1

Summary Prospectus	June 29, 2010

Invesco Tax-Free Intermediate Fund

Institutional Class: (ATFIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 29, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is federal tax-exempt current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.27%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.10

Total Annual Fund Operating Expenses	0.37

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$38	$119	$208	$468

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of net assets (plus borrowings for investment purposes) in municipal debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. At the present time, the Fund will not invest in municipal debt securities if the interest on such securities is subject to the federal alternative minimum tax.

The Fund invests primarily in municipal debt securities, which include revenue bonds and general obligation bonds.

In complying with this 80% investment requirement, the Fund’s investments may also include derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments.

Municipal debt securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and industrial development bonds are treated as municipal debt securities.

The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and ten years.

At least 80% of the Fund’s total assets will normally be invested in municipal debt securities that are determined to be of investment grade quality, because they meet one of the following credit quality criteria at the time of purchase: (1) securities rated within the four highest ratings for long-term municipal obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO); (2) (a) securities rated within the three highest ratings for short-term municipal obligations by Moody’s, or (b) securities rated within the two highest ratings for short-term municipal obligations by S&P, or (c) securities deemed by the portfolio managers to be of comparable quality to the securities set forth in 2(a) or 2(b); (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if (a) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (b) they are deemed by the portfolio managers to be of comparable quality.

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TFI-SUMPRO-2

Up to 20% of the Fund’s total assets may be invested in municipal debt securities that are determined to be below investment grade quality because they are rated BB or lower by an NRSRO, or are determined by a portfolio manager to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.”

The portfolio managers generally take a buy and hold approach while focusing on municipal securities they believe have favorable prospects for high current income exempt from Federal taxes. While the managers actively manage the Funds capital gains and losses to minimize taxable income to shareholders, there is a possibility of capital gains or losses.

In selecting securities for the Fund’s portfolio, the portfolio managers generally favor high quality securities whose revenue stream is tied to specific projects and they believe make good economic and business sense. Prior to investing in a municipal security, the portfolio managers, and/or Fund analysts assess the credit worthiness of individual securities based upon financial characteristics and covenants of the issues. Geographic considerations are evaluated to assess the potential for future tax and revenue streams for the municipality or taxing authority backing the bond.

Portfolio Managers intend to purchase and hold municipal bonds to maturity to avoid selling-related capital gains. But there are times when we will sell securities based on factors such as; (i) degradation of credit quality; (ii) a conscious decision to shorten or lengthen the Fund’s duration; (iii) limiting or reducing exposure to a particular sector or issuer.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com.

Annual Total Returns
Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 0.98%
Best Quarter (ended September 30, 2009): 4.83%
Worst Quarter (ended March 31, 2005): -0.94%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class[1]: Inception (7/30/2004)
Before Taxes	10.04%	3.91%	4.77%
After Taxes on Distributions	10.04	3.87	4.71
Return After Taxes on Distributions and Sale of Fund Shares	7.98	3.94	4.67

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91	4.32	5.75

BofA Merrill Lynch 3-7 Year Municipal Index (reflects no deduction for fees, expenses or taxes)	7.16	4.59	5.42

Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for fees, expenses or taxes)	11.36	3.54	4.66

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is May 11, 1987.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service

Richard Berry	Senior Portfolio Manager	1987

Stephen Turman	Senior Portfolio Manager	1988

2        Invesco Tax-Free Intermediate Fund

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Tax-Free Intermediate Fund

invesco.com  TFI-SUMPRO-2